Basis of Presentation (Details Narrative) (10-Q) - USD ($)	May 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Construction in Progress		$ 314,146	$ 239,220
Leasehold Improvements [Member]
Construction in Progress	$ 373,842
Estimated cost of construction	$ 1,700,000